Calvert International Opportunities Fund
Calvert International Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert International Opportunities Fund	Class A		Class C		Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%		none		none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder's fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Applies to redemptions of Class C shares within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert International Opportunities Fund		Class A	Class C	Class Y	Class I
Management fees	[1]	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees		0.25%	1.00%	none	none
Other expenses		0.39%	0.67%	0.37%	0.25%
Total annual fund operating expenses		1.51%	2.54%	1.24%	1.12%
Less fee waiver and/or expense reimbursement	[2]	none	(0.28%)	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.51%	2.26%	1.24%	1.12%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM") and Eaton Vance Management (International) Limited ("EVMI")have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.51% for Class A shares, 2.26% for Class C shares, 1.24% for Class Y shares and 1.12% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVMI during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert International Opportunities Fund - USD ($)	1 Year	3 Year	5 Year	10 Years
Class A	621	930	1,260	2,191
Class C	329	764	1,325	2,855
Class Y	126	393	681	1,500
Class I	11,417	35,598	61,692	136,317

Expense Example, No Redemption - Calvert International Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	621	930	1,260	2,191
Class C	229	764	1,325	2,855
Class Y	126	393	681	1,500
Class I	11,417	35,598	61,692	136,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 51% of its portfolio’s average value.

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2015, the market capitalization of the MSCI EAFE SMID companies ranged from $4 million to $43.9 billion with a weighted average level of $5.6 billion.

The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries).  In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small- and mid-cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as an improver or a rebounder. Such companies are typically characterized by either (i) a catalyst or identifiable positive agent of change, which are not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.  The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

During the period from December 31, 2007 to December 31, 2015, the highest quarterly total return for Class A was 24.05% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.15% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - Calvert International Opportunities Fund	One Year	Five Years	Ten Years	Inception Date
Class A	(3.02%)	3.90%	0.78%
Class A | After Taxes on Distributions	(4.10%)	3.32%	0.44%
Class A | After Taxes on Distributions and Sales	(1.15%)	3.13%	0.12%
Class C	(0.13%)	4.01%	0.52%	Jul. 31, 2007
Class Y	2.10%	5.16%	1.55%	Oct. 31, 2008
Class I	2.29%	5.38%	1.82%
MSCI EAFE SMID Index(reflects no deduction for fees, expenses or taxes)	6.97%	6.09%	1.31%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.